PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Reconciliation of Pension and Other Post-retirement Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Present value of the defined benefit obligation	$ 83,476	$ 89,614
Fair value of the plan assets	68,578	60,316
Deficit in plans	14,898	29,298
Total pension and other post-retirement benefits recognized in balance sheets	14,898	29,298
Pension Plans
Disclosure of defined benefit plans [line items]
Present value of the defined benefit obligation	80,696	86,462
Fair value of the plan assets	68,578	60,316
Deficit in plans	12,118	26,146
Total pension and other post-retirement benefits recognized in balance sheets	12,118	26,146
Other Plans
Disclosure of defined benefit plans [line items]
Deficit in plans	2,780	3,152
Total pension and other post-retirement benefits recognized in balance sheets	$ 2,780	$ 3,152